Equity Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
EQUITY INVESTMENTS
Investments accounted for by the equity method consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Investment in Tatex Thailand II, LLC	$15	$203
Investment in Tatex Thailand III, LLC	8,639	8,657
Investment in Grizzly Oil Sands ULC	176,196	172,766
Investment in Bison Drilling and Field Services LLC	13,988	13,518
Investment in Muskie Holdings LLC	7,702	7,320
Investment in Timber Wolf Terminals LLC	870	878
Investment in Windsor Midstream LLC	9,887	9,503
Investment in Stingray Pressure Pumping LLC	15,718	13,265
Investment in Stingray Cementing LLC	3,088	3,110
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	928	947
Investment in Diamondback Energy LLC	212,413	151,317
Investment in Stingray Energy Services LLC	2,148	—
	$451,592	$381,484

Tatex Thailand II, LLC
The Company has a 23.5% indirect ownership interest in Tatex Thailand II, LLC (“Tatex”). The remaining indirect interests in Tatex are owned by entities controlled by Wexford Capital LP ("Wexford"). Tatex holds 85,122 of the 1,000,000 outstanding shares of APICO, LLC (“APICO”), an international oil and gas exploration company. APICO has a reserve base located in Southeast Asia through its ownership of concessions covering approximately 243,000 acres which includes the Phu Horm Field. During the three months ended March 31, 2013, Gulfport received $0.2 million in distributions from Tatex. The loss on equity investment related to Tatex was immaterial for the three months ended March 31, 2013 and 2012.
Tatex Thailand III, LLC
The Company has a 17.9% ownership interest in Tatex Thailand III, LLC ("Tatex III"). Approximately 68.7% of the remaining interests in Tatex III are owned by entities controlled by Wexford. During the three months ended March 31, 2013, the Company did not pay any cash calls, and had a total net investment in Tatex III of $8.6 million. The loss on equity investment related to Tatex III was immaterial for the three months ended March 31, 2013 and 2012.
Grizzly Oil Sands ULC
The Company, through its wholly owned subsidiary Grizzly Holdings Inc. ("Grizzly Holdings"), owns a 24.9999% interest in Grizzly Oil Sands ULC ("Grizzly"), a Canadian unlimited liability company. The remaining interest in Grizzly is owned by certain investment funds managed by Wexford. As of March 31, 2013, Grizzly had approximately 800,000 acres under lease in the Athabasca and Peace River oil sands regions of Alberta, Canada. During the three months ended March 31, 2013, Gulfport paid $7.5 million in cash calls increasing its total net investment in Grizzly to $176.2 million at March 31, 2013. Grizzly’s functional currency is the Canadian dollar. The Company's investment in Grizzly was decreased by $3.6 million as a result of a foreign currency translation loss for the three months ended March 31, 2013 and increased by $0.9 million as a result of a foreign currency translation gain for the three months ended March 31, 2012. The Company recognized a loss on equity investment of $0.5 million and $0.3 million for the three months ended March 31, 2013 and 2012, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.
Bison Drilling and Field Services LLC
During the third quarter of 2011, the Company purchased a 25% ownership interest in Bison Drilling and Field Services LLC (“Bison”). In April 2012, the Company increased its ownership interest in Bison to 40% for a payment of $6.2 million, The remaining interests in Bison are owned by entities controlled by Wexford. Bison owns and operates drilling rigs. During the three months ended March 31, 2013, Gulfport paid $0.3 million in cash calls, increasing its total net investment in Bison to $14.0 million. The Company recognized a gain on its equity investment in Bison of $0.1 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations. The loss on equity investment related to Bison was immaterial for the three months ended March 31, 2012.
The Company entered into a loan agreement with Bison effective May 15, 2012, under which Bison may borrow funds from the Company. Interest accrues at LIBOR plus 0.28% or 8%, whichever is lower, and shall be paid on a paid-in-kind basis by increasing the outstanding balance of the loan. The loan has a maturity date of January 31, 2015. The Company loaned Bison $1.6 million during the first nine months of 2012, all of which was repaid by Bison during the third quarter of 2012.
Muskie Holdings LLC
During the fourth quarter of 2011, the Company purchased a 25% ownership interest in Muskie Proppant LLC (“Muskie”), formerly known as Muskie Holdings LLC. The remaining interests in Muskie are owned by entities controlled by Wexford. Muskie holds certain rights in a lease covering land in Wisconsin for mining oil and natural gas fracture grade sand. During the three months ended March 31, 2013, Gulfport paid $0.8 million in cash calls, increasing its total net investment in Muskie to $7.7 million. The Company recognized a loss on equity investment of $0.4 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations. The loss on equity investment related to Muskie was immaterial for the three months ended March 31, 2012.
Timber Wolf Terminals LLC
During the first quarter of 2012, the Company and entities controlled by or affiliated with Wexford formed Timber Wolf Terminals LLC (“Timber Wolf”). The Company has a 50% interest in Timber Wolf and its initial investment during 2012 was $1.0 million. Timber Wolf will operate a crude/condensate terminal and a sand transloading facility in Ohio. The loss on equity investment related to Timber Wolf was immaterial for the three months ended March 31, 2013 and 2012.
Windsor Midstream LLC

During the first quarter of 2012, the Company purchased a 22.5% ownership interest in Windsor Midstream LLC (“Midstream”) at a cost of $7.0 million. The remaining interests in Midstream are owned by entities controlled by Wexford. Midstream owns a 28.4% interest in MidMar Gas LLC, a gas processing plant in West Texas. During the three months ended March 31, 2013, the Company did not pay any cash calls related to Midstream and had a total net investment in Midstream of $9.9 million. The Company recognized income on equity investment of $0.4 million and $0.1 million for the three months ended March 31, 2013 and 2012, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Pressure Pumping LLC

During the second quarter of 2012, the Company and certain individuals and entities primarily affiliated with Wexford formed Stingray Pressure Pumping LLC ("Stingray Pressure"). The Company's initial interest is 50%. Stingray Pressure provides well completion services. During the three months ended March 31, 2013, the Company paid $1.8 million in cash calls, increasing its total net investment in Stingray Pressure to $15.7 million. The Company recognized income on equity investment of $0.7 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Cementing LLC

During the second quarter of 2012, the Company and certain individuals and entities primarily affiliated with Wexford formed Stingray Cementing LLC ("Stingray Cementing"). The Company's initial interest is 50%. Stingray Cementing provides well cementing services. During the three months ended March 31, 2013, the Company did not pay any cash calls related to Stingray Cementing. The loss on equity investment related to Stingray Cementing was immaterial for the three months ended March 31, 2013.

Blackhawk Midstream LLC

During the second quarter of 2012, the Company and an entity controlled by Wexford formed Blackhawk Midstream LLC ("Blackhawk"). The Company has an initial 50% interest. Blackhawk coordinates gathering, compression, processing and marketing activities for the Company in connection with the development of its Utica Shale acreage. During the three months ended March 31, 2013, the Company paid an immaterial amount of cash calls related to Blackhawk. The loss on equity investment related to Blackhawk was immaterial for the three months ended March 31, 2013.

Stingray Logistics LLC

During the fourth quarter of 2012, the Company and certain individual and entities affiliated with Wexford formed Stingray Logistics LLC ("Stingray Logistics"). The Company's initial interest is 50%. Stingray Logistics provides well services. During the three months ended March 31, 2013, the Company paid an immaterial amount in cash calls related to Stingray Logistics, resulting in a net investment in Stingray Logistics of $0.9 million. The loss on equity investment related to Stingray Logistics was immaterial for the three months ended March 31, 2013.

Diamondback Energy, Inc.

As noted above in Note 3, on May 7, 2012, the Company entered into a contribution agreement with Diamondback. Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback IPO, all its oil and natural gas interests in the Permian Basin. The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. Following the closing of the Diamondback IPO, the Company owned approximately 21.4% of Diamondback's outstanding common stock for an initial investment in Diamondback of $138.5 million. The Company accounts for its interest in Diamondback as an equity method investment and has elected the fair value option of accounting. The Company valued its investment in Diamondback using the quoted closing market price of Diamondback's stock on March 31, 2013 of $26.84 per share multiplied by the number of outstanding shares of Diamondback's stock held by the Company. The value of the Company's investment in Diamondback was approximately $212.4 million at March 31, 2013. The Company recognized a gain on equity investment of $61.1 million for the three months ended March 31, 2013, which is included in (income) loss from equity method investments in the consolidated statements of operations.
The table below summarizes balance sheet information for Diamondback as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Current assets	$34,516	$50,275
Noncurrent assets	$613,947	$556,426
Current liabilities	$76,336	$79,232
Noncurrent liabilities	$104,093	$65,401

The table below summarizes the results of operations for Diamondback three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
	(In thousands)
Gross revenue	$28,909	$16,351
Income from operations	$8,662	$6,737
Net income	$5,396	$1,477

Stingray Energy Services LLC

During the first quarter of 2013, the Company and certain individuals and entities primarily affiliated with Wexford formed Stingray Energy Services LLC ("Stingray Energy"). The Company's initial interest is 50%. During the quarter ended March 31, 2013, the Company paid $2.2 million for its initial investment in Stingray Energy. Stingray Energy will provide rental tools for land-based oil and natural gas drilling, completion and workover activities as well as the transfer of fresh water to wellsites. The loss on equity investment related to Stingray Energy was immaterial for the three months ended March 31, 2013.

EQUITY INVESTMENTS
Investments accounted for by the equity method consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Investment in Tatex Thailand II, LLC	$203,000	$1,030,000
Investment in Tatex Thailand III, LLC	8,657,000	8,282,000
Investment in Grizzly Oil Sands ULC	172,766,000	69,008,000
Investment in Bison Drilling and Field Services LLC	13,518,000	6,366,000
Investment in Muskie Holdings LLC	7,320,000	2,138,000
Investment in Timber Wolf Terminals LLC	878,000	—
Investment in Windsor Midstream LLC	9,503,000	—
Investment in Stingray Pressure Pumping LLC	13,265,000	—
Investment in Stingray Cementing LLC	3,110,000	—
Investment in Blackhawk Midstream LLC	—	—
Investment in Stingray Logistics LLC	947,000	—
Investment in Diamondback Energy LLC	151,317,000	—
	$381,484,000	$86,824,000

Tatex Thailand II, LLC
The Company has a 23.5% ownership interest in Tatex Thailand II, LLC (“Tatex”). The remaining interests in Tatex are owned by entities controlled by Wexford. Tatex holds 85,122 of the 1,000,000 outstanding shares of APICO, LLC (“APICO”), an international oil and gas exploration company. APICO has a reserve base located in Southeast Asia through its ownership of concessions covering approximately 243,000 acres which includes the Phu Horm Field. During the year ended December 31, 2012, Gulfport received $820,000 in distributions, reducing its total net investment in Tatex to $203,000. The loss on equity investment related to Tatex was immaterial for the years ended December 31, 2012, 2011 and 2010.
Tatex Thailand III, LLC
The Company has a 17.9% ownership interest in Tatex Thailand III, LLC (“Tatex III”). Approximately 68.7% of the remaining interests in Tatex III are owned by entities controlled by Wexford. During the year ended December 31, 2012, Gulfport paid $626,000 in cash calls, increasing its total net investment in Tatex III to $8,657,000. The Company recognized a loss on equity investment of $251,000, $172,000 and $224,000 for the years ended December 31, 2012, 2011 and 2010, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.
Grizzly Oil Sands ULC
The Company, through its wholly owned subsidiary Grizzly Holdings Inc. ("Grizzly Holdings"), owns a 24.9999% interest in Grizzly Oil Sands ULC, ("Grizzly") a Canadian unlimited liability company. The remaining interest in Grizzly is owned by an entity controlled by Wexford. Since 2006, Grizzly has acquired leases in the Athabasca region located in the Alberta Province near Fort McMurray near other oil sands development projects. Grizzly has drilled core holes and water supply test wells in ten separate lease blocks for feasibility of oil production and conducted a seismic program. In March 2010, Grizzly filed an application in Alberta, Canada for the development of a steam-assisted gravity drainage ("SAGD") facility at Algar Lake. In November 2011, the Government of Alberta provided a formal Order in Council authorizing the Alberta Energy Resources Conservation Board (ERCB) to issue formal regulatory approval of the project. During 2012, Grizzly finished SAGD well pair drilling at Algar Lake and began the process of completing those well pairs for SAGD injection and production and continued the fabrication and onsite construction of the Algar Lake facility. In the first quarter of 2012, Grizzly completed the acquisition of approximately 47,000 acres through the purchase of its May River property and has prepared a full field development plan under which the May River property will be developed in multiple phases. In 2012, Grizzly submitted a SAGD project regulatory application for the development of a project at Thickwood Hills. During the year ended December 31, 2012, Gulfport paid $103,915,000 in cash calls and recorded a currency translation gain of $1,355,000, increasing its total net investment in Grizzly to $172,766,000 at December 31, 2012. Grizzly’s functional currency is the Canadian dollar. The Company recognized a loss on equity investment of $1,512,000, $1,592,000 and $740,000 for the years ended December 31, 2012, 2011 and 2010, respectively, which is included in (income) loss from equity method investments in the consolidated statements of operations.
The Company, through its wholly owned subsidiary Grizzly Holdings Inc., entered into a loan agreement with Grizzly effective January 1, 2008, under which Grizzly borrowed funds from the Company. Borrowed funds initially bore interest at LIBOR plus 400 basis points and had an original maturity date of December 31, 2012. Effective April 1, 2010, the loan agreement was amended to modify the interest rate to 0.69% and change the maturity date to December 31, 2011. Effective October 15, 2010, the loan agreement was further amended to change the maturity date to December 31, 2012. Interest was paid on a paid-in-kind basis by increasing the outstanding balance of the loan. The Company loaned Grizzly approximately $3,182,000 during the year ended December 31, 2011. The Company recognized interest income of approximately $147,000 and $267,000 for the years ended December 31, 2011 and 2010, which is included in interest income in the consolidated statements of operations. Effective December 7, 2011, Grizzly Holdings Inc., entered into a debt settlement agreement with Grizzly under which Grizzly agreed to satisfy the entire outstanding debt by issuing additional common shares of Grizzly with no effect to the composition of ownership structure of Grizzly. At such date, the Company’s investment in Grizzly increased by the total $22,325,000 outstanding advances and accrued interest due from Grizzly, the cumulative $75,000 currency translation loss for the note receivable was adjusted through accumulated other comprehensive income and the note receivable was considered paid in full.
The tables below summarize financial information for Grizzly as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$30,098,000	$21,247,000
Noncurrent assets	$720,550,000	$284,361,000
Current liabilities	$42,547,000	$25,984,000
Noncurrent liabilities	$14,515,000	$1,780,000
Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$—	$—	$—
Net loss	$6,050,000	$6,605,000	$3,234,000

Bison Drilling and Field Services LLC
During the third quarter of 2011, the Company purchased a 25% ownership interest in Bison Drilling and Field Services LLC (“Bison”) at a cost of $6,009,000, subject to adjustment. In April 2012, the Company purchased an additional 15% ownership interest in Bison for $6,152,000, bringing its total ownership interest in Bison to 40%. The remaining interests in Bison are owned by entities controlled by Wexford. Bison owns and operates drilling rigs. During the year ended December 31, 2012, Gulfport paid $1,373,000 in cash calls, increasing its total net investment in Bison to $13,518,000. The Company recognized a loss on its equity investment in Bison of $373,000 for the year ended December 31, 2012, and income of $357,000 for the year ended December 31, 2011, which amounts are included in (income) loss from equity method investments in the consolidated statements of operations.
The Company entered into a loan agreement with Bison effective May 15, 2012, under which Bison may borrow funds from the Company. Interest accrues at LIBOR plus 0.28% or 8%, whichever is lower, and shall be paid on a paid-in-kind basis by increasing the outstanding balance of the loan. The loan has a maturity date of January 31, 2015. The Company loaned Bison $1,594,000 during the first nine months of 2012, all of which was repaid by Bison during the third quarter of 2012. The interest income recognized on the note was immaterial for the year ended December 31, 2012.
Muskie Holdings LLC
During the fourth quarter of 2011, the Company purchased a 25% ownership interest in Muskie Holdings LLC (“Muskie”) at a cost of $2,142,000, subject to adjustment. The remaining interests in Muskie are owned by entities controlled by Wexford. Muskie holds certain rights in a lease covering land in Wisconsin for mining oil and natural gas fracture grade sand. During the year ended December 31, 2012, Gulfport paid $6,213,000 in cash calls, increasing its total net investment in Muskie to $7,320,000. The Company recognized a loss on equity investment of $1,031,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations. The loss on equity investment related to Muskie was immaterial for the year ended December 31, 2011.
Timber Wolf Terminals LLC
During the first quarter of 2012, the Company purchased a 50% ownership interest in Timber Wolf Terminals LLC (“Timber Wolf”) at a cost of $1,000,000. The remaining interests in Timber Wolf are owned by entities controlled by Wexford. Timber Wolf will operate a crude/condensate terminal and a sand transloading facility in Ohio. The Company recognized a loss on equity investment of $122,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.
Windsor Midstream LLC

During the first quarter of 2012, the Company purchased a 22.5% ownership interest in Windsor Midstream LLC (“Midstream”) at a cost of $7,021,000. The remaining interests in Midstream are owned by entities controlled by Wexford. Midstream owns a 28.4% interest in MidMar Gas LLC, a gas processing plant in West Texas. During the year ended December 31, 2012, the Company paid $1,819,000 in cash calls, increasing its total net investment in Midstream to $9,503,000. The Company recognized income on equity investment of $663,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Pressure Pumping LLC

During the second quarter of 2012, the Company purchased a 50% ownership interest in Stingray Pressure Pumping LLC ("Stingray Pressure"). The remaining interests in Stingray Pressure are owned by entities affiliated with Wexford. Stingray Pressure provides well completion services. During the year ended December 31, 2012, the Company paid $14,500,000 in cash calls, increasing its total net investment in Stingray Pressure to $13,265,000. The Company recognized a loss on equity investment of $1,235,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Cementing LLC

During the second quarter of 2012, the Company purchased a 50% ownership interest in Stingray Cementing LLC ("Stingray Cementing"). The remaining interests in Stingray Cementing are owned by entities affiliated with Wexford. Stingray Cementing provides well cementing services. During the year ended December 31, 2012, the Company paid $3,269,000 in cash calls, increasing its net investment in Stingray Cementing to $3,110,000. The Company recognized a loss on equity investment of $159,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Blackhawk Midstream LLC

During the second quarter of 2012, the Company purchased a 50% ownership interest in Blackhawk Midstream LLC ("Blackhawk"). The remaining interest in Blackhawk is owned by an entity controlled by Wexford. Blackhawk coordinates gathering, compression, processing and marketing activities for the Company in connection with the development of its Utica Shale acreage. During the year ended December 31, 2012, the Company paid $436,000 in cash calls. The Company recognized a loss on equity investment of $436,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Stingray Logistics LLC

During the fourth quarter of 2012, the Company purchased a 50% ownership interest in Stingray Logistics LLC ("Stingray Logistics"). The remaining interests in Stingray Logistics are owned by entities affiliated with Wexford. Stingray Logistics provides well services. During the year ended December 31, 2012, the Company paid $983,000 in cash calls. The Company recognized a loss on equity investment of $36,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.

Diamondback Energy, Inc.

As noted above in Note 4, on May 7, 2012, the Company entered into a contribution agreement with Diamondback. Under the terms of the contribution agreement, the Company agreed to contribute to Diamondback, prior to the closing of the Diamondback IPO, all its oil and gas interests in the Permian Basin. The Contribution was completed on October 11, 2012. At the closing of the Contribution, Diamondback issued to the Company (i) 7,914,036 shares of Diamondback common stock and (ii) a promissory note for $63.6 million, which was repaid to the Company at the closing of the Diamondback IPO on October 17, 2012. Following the closing of the Diamondback IPO, the Company owned approximately 21.4% of Diamondback's outstanding common stock for an initial investment in Diamondback of $138,496,000. The Company accounts for its interest in Diamondback as an equity method investment and has elected the fair value option of accounting and valued its investment in Diamondback using the quoted closing market price of Diamondback's stock on December 31, 2012 of $19.12 per share multiplied by the Company's number of outstanding shares of Diamondback's stock. The Company's investment in Diamondback totaled $151,317,000 at December 31, 2012. The Company recognized a gain on equity investment of $12,821,000 for the year ended December 31, 2012, which is included in (income) loss from equity method investments in the consolidated statements of operations.
The tables below summarize financial information for Diamondback as of December 31, 2012, 2011 and 2010:
Summarized balance sheet information:

	December 31,
	2012	2011
Current assets	$50,275,000	$30,812,000
Noncurrent assets	$556,426,000	$232,766,000
Current liabilities	$79,232,000	$42,298,000
Noncurrent liabilities	$65,401,000	$92,243,000

Summarized results of operations:

	December 31,
	2012	2011	2010
Gross revenue	$74,962,000	$49,366,000	$27,253,000
Income from operations	$17,307,000	$15,147,000	$9,181,000
Net income (loss)	$(36,521,000)	$(386,000)	$8,231,000